Regulatory Matters and Stockholders' Equity (Narrative) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Regulatory Matters and Stockholders' Equity [Abstract]
Restricted Cash and Cash Equivalents	$ 480,000	$ 430,000
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments without Regulatory Approval	$ 57,716,000